REDEEMABLE NON-CONTROLLING INTEREST (Details) In Millions, unless otherwise specified	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Aug. 31, 2010	Apr. 30, 2007 USD ($)
Redeemable Non Controlling Interest Details [Abstract]
Fair value of the arrangement with IFC regarding 5% of Finansbank ordinary shares	€ 257.4	€ 242.1
Consideration for the disposal of 5% of Finansbank ordinary shares to IFC				$ 259.2
Percentage Of disposal of Finansbank ordinary shares to IFC	5.00%			5.00%
Percentage Of Banca Romaneasca's Ordinary Shares Subject To Put Call Arrangements	10.21%
Put Call Agreement For Stopanska Bankas Share Capital			10.80%